Distribution Date:	10/18/24	JPMBB Commercial Mortgage Securities Trust 2014-C22
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16
			Attention: JPMBB 2014-C22 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642NBA3	1.451000%	47,120,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642NBB1	3.037400%	29,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642NBC9	3.537900%	175,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46642NAA4	3.537900%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46642NBD7	3.801200%	355,389,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46642NBE5	3.503600%	102,553,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46642NBH8	4.109500%	78,422,000.00	76,367,770.26	22,272,542.51	261,527.79	0.00	0.00	22,534,070.30	54,095,227.75	78.96%	23.00%
B	46642NBJ4	4.498373%	58,816,000.00	58,816,000.00	0.00	220,480.23	0.00	0.00	220,480.23	58,816,000.00	56.07%	17.75%
C	46642NBK1	4.498373%	47,614,000.00	47,614,000.00	0.00	259,376.03	0.00	0.00	259,376.03	47,614,000.00	37.55%	13.50%
D	46642NAJ5	4.498373%	61,617,000.00	61,617,000.00	0.00	68,920.77	0.00	0.00	68,920.77	61,617,000.00	13.58%	8.00%
E	46642NAL0	3.219000%	28,008,000.00	28,008,000.00	0.00	0.00	0.00	0.00	0.00	28,008,000.00	2.68%	5.50%
F	46642NAN6	3.219000%	12,604,000.00	10,811,252.16	0.00	0.00	0.00	3,913,548.79	0.00	6,897,703.37	0.00%	4.37%
G	46642NAQ9	3.219000%	14,003,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.13%
NR	46642NAS5	3.219000%	35,010,270.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
UHP	46642NAU0	4.708400%	15,099,000.00	15,099,000.00	0.00	59,243.44	0.00	0.00	59,243.44	15,099,000.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642NAY2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46642NAW6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,413,371.01	298,333,022.42	22,272,542.51	869,548.26	0.00	3,913,548.79	23,142,090.77	272,146,931.12

X-A	46642NBF2	0.388873%	862,642,000.00	76,367,770.26	0.00	24,747.77	0.00	0.00	24,747.77	54,095,227.75
X-C	46642NAC0	1.279373%	28,008,000.00	28,008,000.00	0.00	29,860.56	0.00	0.00	29,860.56	28,008,000.00
X-D	46642NAE6	1.279373%	26,607,000.00	10,811,252.16	0.00	11,526.35	0.00	0.00	11,526.35	6,897,703.37

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46642NAG1	4.498373%	35,010,270.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			952,267,270.00	115,187,022.42	0.00	66,134.68	0.00	0.00	66,134.68	89,000,931.12

Deal Distribution Total					22,272,542.51	935,682.94	0.00	3,913,548.79	23,208,225.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642NBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642NBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642NBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46642NAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46642NBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46642NBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46642NBH8	973.80544057	284.00885606	3.33487784	0.00000000	0.00000000	0.00000000	0.00000000	287.34373390	689.79658450
B	46642NBJ4	1,000.00000000	0.00000000	3.74864374	0.00000000	0.00000000	0.00000000	0.00000000	3.74864374	1,000.00000000
C	46642NBK1	1,000.00000000	0.00000000	5.44747406	(1.69883018)	0.00000000	0.00000000	0.00000000	5.44747406	1,000.00000000
D	46642NAJ5	1,000.00000000	0.00000000	1.11853498	2.63010890	7.25941477	0.00000000	0.00000000	1.11853498	1,000.00000000
E	46642NAL0	1,000.00000000	0.00000000	0.00000000	2.68250000	29.01360933	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46642NAN6	857.76357982	0.00000000	0.00000000	2.30095049	61.82654633	0.00000000	310.50053872	0.00000000	547.26304110
G	46642NAQ9	0.00000000	0.00000000	0.00000000	0.00000000	103.11120331	0.00000000	0.00000000	0.00000000	0.00000000
NR	46642NAS5	0.00000000	0.00000000	0.00000000	0.00000000	101.16996299	0.00000000	0.00000000	0.00000000	0.00000000
UHP	46642NAU0	1,000.00000000	0.00000000	3.92366647	0.00000000	0.00235976	0.00000000	0.00000000	3.92366647	1,000.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642NAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46642NAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642NBF2	88.52776732	0.00000000	0.02868834	0.00000000	0.00000000	0.00000000	0.00000000	0.02868834	62.70878041
X-C	46642NAC0	1,000.00000000	0.00000000	1.06614396	0.00000000	0.00000000	0.00000000	0.00000000	1.06614396	1,000.00000000
X-D	46642NAE6	406.33112189	0.00000000	0.43320743	0.00000000	0.00000000	0.00000000	0.00000000	0.43320743	259.24393468
X-E	46642NAG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/24 - 09/30/24	30	0.00	24,747.77	0.00	24,747.77	0.00	0.00	0.00	24,747.77	0.00
X-C	09/01/24 - 09/30/24	30	0.00	29,860.56	0.00	29,860.56	0.00	0.00	0.00	29,860.56	0.00
X-D	09/01/24 - 09/30/24	30	0.00	11,526.35	0.00	11,526.35	0.00	0.00	0.00	11,526.35	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	09/01/24 - 09/30/24	30	0.00	261,527.79	0.00	261,527.79	0.00	0.00	0.00	261,527.79	0.00
B	09/01/24 - 09/30/24	30	0.00	220,480.23	0.00	220,480.23	0.00	0.00	0.00	220,480.23	0.00
C	09/01/24 - 09/30/24	30	80,888.10	178,487.93	0.00	178,487.93	(80,888.10)	0.00	0.00	259,376.03	0.00
D	09/01/24 - 09/30/24	30	285,243.94	230,980.18	0.00	230,980.18	162,059.42	0.00	0.00	68,920.77	447,303.36
E	09/01/24 - 09/30/24	30	737,481.71	75,131.46	0.00	75,131.46	75,131.46	0.00	0.00	0.00	812,613.17
F	09/01/24 - 09/30/24	30	750,260.61	29,001.18	0.00	29,001.18	29,001.18	0.00	0.00	0.00	779,261.79
G	N/A	N/A	1,443,866.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,443,866.18
NR	N/A	N/A	3,541,987.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,541,987.72
UHP	09/01/24 - 09/30/24	30	35.63	59,243.44	0.00	59,243.44	0.00	0.00	0.00	59,243.44	35.63
Totals			6,839,763.89	1,120,986.89	0.00	1,120,986.89	185,303.96	0.00	0.00	935,682.94	7,025,067.85

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642NBH8	4.109500%	78,422,000.00	76,367,770.26	22,272,542.51	261,527.79	0.00	0.00	22,534,070.30	54,095,227.75
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642NBJ4	4.498373%	58,816,000.00	58,816,000.00	0.00	220,480.23	0.00	0.00	220,480.23	58,816,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642NBK1	4.498373%	47,614,000.00	47,614,000.00	0.00	259,376.03	0.00	0.00	259,376.03	47,614,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			184,852,000.03	182,797,770.26	22,272,542.51	741,384.05	0.00	0.00	23,013,926.56	160,525,227.75

Exchangeable Certificate Details
EC	46642NBL9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

		Additional Information

	Total Available Distribution Amount (1)	23,208,225.45
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	8
	Aggregate Unpaid Principal Balance	246,001,925.73
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,125,261.27	Master Servicing Fee	2,633.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	784.44
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	124.31
ARD Interest	0.00	Senior Trust Advisor Fee	522.08
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,125,261.27	Total Fees	4,274.37

Principal		Expenses/Reimbursements
Scheduled Principal	26,186,091.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	127,037.28
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	58,080.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	3,913,548.79
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	186.00
Total Principal Collected	26,186,091.30	Total Expenses/Reimbursements	4,098,852.75

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	935,682.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	22,272,542.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	23,208,225.45
Total Funds Collected	27,311,352.57	Total Funds Distributed	27,311,352.57

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	283,234,022.42	283,234,022.42	Beginning Certificate Balance	298,333,022.42
(-) Scheduled Principal Collections	26,186,091.30	26,186,091.30	(-) Principal Distributions	22,272,542.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	3,913,548.79
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	3,913,548.79
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	257,047,931.12	257,047,931.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	284,605,515.65	284,605,515.65	Ending Certificate Balance	272,146,931.12
Ending Actual Collateral Balance	258,688,551.12	258,688,551.12

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	3,913,548.79	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,913,548.79	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	2	5,102,612.77	1.99%	(5)	4.8988	1.459695	1.35 or less	3	66,991,293.72	26.06%	(2)	4.7427	0.500348
10,000,000 to 19,999,999		3	40,636,238.95	15.81%	29	4.5154	1.963911	1.36 to 1.45	1	3,074,953.44	1.20%	(6)	4.9660	1.380100
20,000,000 to 24,999,999		1	21,696,902.17	8.44%	(2)	5.0315	0.689200	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		1	31,669,391.55	12.32%	(2)	4.6255	0.263600	1.56 to 1.65	1	2,027,659.33	0.79%	(3)	4.7970	1.580400
	50,000,000 or greater	2	157,942,785.68	61.44%	(3)	4.4338	2.325597	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	257,047,931.12	100.00%	2	4.5300	1.859058	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	4	184,954,024.63	71.95%	4	4.4428	2.362208
								Totals	9	257,047,931.12	100.00%	2	4.5300	1.859058
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	13,625,000.00	5.30%	(3)	4.5550	0.749900
							Mixed Use	2	35,321,902.17	13.74%	(2)	4.8477	0.712614
Illinois	2	2,204,066.12	0.86%	7	4.7908	1.633985
							Office	4	205,577,410.79	79.98%	(3)	4.4561	2.044950
Maine	1	235,208.96	0.09%	118	4.7200	2.249900
							Retail	2	5,102,612.77	1.99%	(5)	4.8988	1.459695
Massachusetts	1	161,706.24	0.06%	118	4.7200	2.249900
							Self Storage	10	11,046,005.39	4.30%	118	4.7200	2.249900
Michigan	1	21,696,902.17	8.44%	(2)	5.0315	0.689200
							Totals	18	257,047,931.12	100.00%	2	4.5300	1.859058
New Jersey	2	92,020,233.56	35.80%	(3)	4.3979	2.618368

New York	4	94,371,101.70	36.71%	9	4.4989	2.082376

Ohio	1	255,789.88	0.10%	118	4.7200	2.249900

Pennsylvania	1	169,056.38	0.07%	118	4.7200	2.249900

Tennessee	1	286,660.99	0.11%	118	4.7200	2.249900

Texas	2	31,831,097.79	12.38%	(1)	4.6260	0.273691

Vermont	1	191,107.33	0.07%	118	4.7200	2.249900

Totals	18	257,047,931.12	100.00%	2	4.5300	1.859058

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	1	15,965,233.56	6.21%	(4)	4.3400	2.802100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	3	171,567,785.68	66.75%	(3)	4.4435	2.200463	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	3	44,743,056.27	17.41%	28	4.6566	0.813645	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	3,074,953.44	1.20%	(6)	4.9660	1.380100	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	21,696,902.17	8.44%	(2)	5.0315	0.689200	49 months or greater	9	257,047,931.12	100.00%	2	4.5300	1.859058
	Totals	9	257,047,931.12	100.00%	2	4.5300	1.859058	Totals	9	257,047,931.12	100.00%	2	4.5300	1.859058
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	246,001,925.73	95.70%	(3)	4.5215	1.841508	Interest Only	2	89,680,000.00	34.89%	(3)	4.4320	2.301785
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	6	156,321,925.73	60.81%	(3)	4.5728	1.577453
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	246,001,925.73	95.70%	(3)	4.5215	1.841508	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	246,001,925.73	95.70%	(3)	4.5215	1.841508
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	8	253,972,977.68	98.80%	2	4.5247	1.864857	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	3,074,953.44	1.20%	(6)	4.9660	1.380100	61 months to 120 months	1	11,046,005.39	4.30%	118	4.7200	2.249900
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	257,047,931.12	100.00%	2	4.5300	1.859058	Totals	1	11,046,005.39	4.30%	118	4.7200	2.249900
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100262	OF	Long Island City	NY	Actual/360	4.456%	304,630.07	149,036.79	0.00	N/A	07/06/24	--	82,036,822.47	81,887,785.68	07/06/24
2	302360002	OF	East Rutherford	NJ	Actual/360	4.410%	279,502.12	0.00	0.00	N/A	07/01/24	--	76,055,000.00	76,055,000.00	10/01/24
7	302360007	OF	Houston	TX	Actual/360	4.625%	122,289.15	56,256.19	0.00	N/A	08/01/24	--	31,725,647.74	31,669,391.55	08/01/23
8	302360008	OF	Washington	DC	Actual/360	4.372%	93,609.16	25,696,213.35	0.00	N/A	08/01/24	--	25,696,213.35	0.00	10/01/24
10	302360010	MU	Livonia	MI	Actual/360	5.032%	91,279.05	72,920.49	0.00	N/A	08/01/24	--	21,769,822.66	21,696,902.17	07/01/24
11	302360011	SS	Various	Various	Actual/360	4.720%	44,118.03	170,441.77	0.00	N/A	08/01/34	--	11,216,447.16	11,046,005.39	10/01/24
18	302360018	OF	Basking Ridge	NJ	Actual/360	4.340%	57,848.48	29,737.35	0.00	N/A	06/01/24	--	15,994,970.91	15,965,233.56	05/01/24
22	883100255	MU	San Francisco	CA	Actual/360	4.555%	51,718.23	0.00	0.00	N/A	07/06/24	--	13,625,000.00	13,625,000.00	08/06/24
65	883100235	RT	Staten Island	NY	Actual/360	4.966%	12,752.08	6,498.76	0.00	N/A	04/06/24	--	3,081,452.20	3,074,953.44	03/06/24
75	695100313	RT	Chicago	IL	Actual/360	4.797%	8,125.50	4,986.60	0.00	N/A	07/06/24	--	2,032,645.93	2,027,659.33	07/06/24
Totals							1,065,871.87	26,186,091.30	0.00				283,234,022.42	257,047,931.12
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	24,158,942.48	5,947,500.12	01/01/24	03/31/24	10/11/24	0.00	0.00	0.00	0.00	0.00	1,381,317.06
2	9,179,280.68	2,346,143.14	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	1,875.14
7	826,629.00	564,786.00	01/01/24	03/31/24	11/13/23	23,928,686.23	2,969,393.22	0.00	0.00	0.00	1,159,245.87
8	2,788,826.65	1,527,766.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,872,366.00	919,369.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	546,065.17
11	7,151,890.20	7,453,359.15	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,144,864.45	0.00	--	--	09/11/24	6,283,059.37	46,151.68	0.00	0.00	0.00	444,128.23
22	797,497.03	131,023.01	01/01/24	03/31/24	10/11/24	1,728,360.06	6,553.37	0.00	0.00	0.00	105,536.43
65	319,061.00	241,200.00	01/01/23	09/30/23	08/12/24	1,463,356.53	12,301.18	0.00	0.00	0.00	235,805.32
75	259,772.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	39,575.57
Totals	50,499,129.72	19,131,146.73				33,403,462.19	3,034,399.45	0.00	0.00	0.00	3,913,548.79

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.530028%	4.272698%	2
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.515864%	4.282748%	3
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	11,994,365.62	4.516072%	4.302326%	4
07/17/24	0	0.00	0	0.00	1	31,829,387.29	0	0.00	0	0.00	0	0.00	0	0.00	2	15,218,727.79	4.513666%	4.335597%	4
06/17/24	0	0.00	0	0.00	1	31,885,029.13	0	0.00	1	0.00	0	0.00	0	0.00	3	20,516,471.90	4.555009%	4.507617%	4
05/17/24	0	0.00	0	0.00	2	45,456,427.43	0	0.00	1	13,520,057.74	0	0.00	0	0.00	2	19,477,463.98	4.559491%	4.520981%	5
04/17/24	0	0.00	0	0.00	2	45,511,658.48	0	0.00	1	13,520,057.74	0	0.00	0	0.00	3	38,456,340.85	4.571756%	4.535602%	5
03/15/24	0	0.00	0	0.00	2	45,562,576.24	0	0.00	1	13,520,057.74	0	0.00	0	0.00	1	9,534,698.05	4.575210%	4.541457%	6
02/16/24	0	0.00	0	0.00	2	45,621,508.45	0	0.00	1	13,520,057.74	0	0.00	0	0.00	0	0.00	4.577907%	4.544438%	7
01/18/24	0	0.00	0	0.00	2	45,671,990.41	0	0.00	1	13,520,057.74	0	0.00	0	0.00	2	15,956,043.94	4.578013%	4.545581%	8
12/15/23	0	0.00	0	0.00	2	45,722,272.09	0	0.00	1	13,520,057.74	0	0.00	0	0.00	0	0.00	4.577282%	4.544473%	9
11/17/23	0	0.00	0	0.00	2	45,776,482.35	0	0.00	1	13,520,057.74	0	0.00	0	0.00	0	0.00	4.577386%	4.544581%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	883100262	07/06/24	2	5	0.00	0.00	0.00	82,312,996.81	07/10/24	13
7	302360007	08/01/23	13	5	0.00	0.00	0.00	32,473,553.41	12/20/17	1
10	302360010	07/01/24	2	5	0.00	0.00	0.00	21,908,675.32	08/14/24	13
18	302360018	05/01/24	4	5	0.00	0.00	0.00	16,107,099.71	06/12/24	2
22	883100255	08/06/24	1	5	0.00	0.00	0.00	13,625,000.00	06/07/24	13
65	883100235	03/06/24	6	5	0.00	0.00	0.00	3,118,201.17	01/29/24	13
75	695100313	07/06/24	2	5	0.00	0.00	0.00	2,042,019.31	09/16/24	13
Totals					0.00	0.00	0.00	171,587,545.73
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		246,001,926	76,055,000	169,946,926		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		11,046,005	11,046,005	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	257,047,931	87,101,005	13,625,000	105,612,347	50,709,579	0
Sep-24	283,234,022	11,216,447	39,321,213	181,894,291	50,802,071	0
Aug-24	283,748,998	39,166,628	0	111,519,399	133,062,971	0
Jul-24	349,270,881	124,262,677	0	0	225,008,204	0
Jun-24	544,531,189	493,466,506	0	0	51,064,683	0
May-24	574,847,601	526,285,260	0	0	35,042,283	13,520,058
Apr-24	664,403,490	615,779,547	0	0	35,103,885	13,520,058
Mar-24	746,539,858	700,977,282	0	0	32,042,519	13,520,058
Feb-24	757,661,895	712,040,386	0	0	32,101,451	13,520,058
Jan-24	759,082,773	713,410,783	0	0	32,151,933	13,520,058
Dec-23	784,919,731	739,197,459	0	0	32,202,214	13,520,058
Nov-23	786,474,718	740,698,236	0	0	32,256,425	13,520,058
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	883100262	81,887,785.68	82,312,996.81	275,000,000.00	08/13/24	5,637,779.62	2.08950	03/31/24	07/06/24	237
2	302360002	76,055,000.00	76,055,000.00	110,000,000.00	05/27/14	2,193,269.89	2.57980	03/31/24	07/01/24	I/O
7	302360007	31,669,391.55	32,473,553.41	12,000,000.00	09/26/23	564,786.00	0.26360	03/31/24	08/01/24	237
10	302360010	21,696,902.17	21,908,675.32	37,400,000.00	05/05/14	679,048.06	0.68920	06/30/24	08/01/24	177
18	302360018	15,965,233.56	16,107,099.71	7,700,000.00	07/11/24	2,945,155.45	2.80210	12/31/23	06/01/24	237
22	883100255	13,625,000.00	13,625,000.00	13,300,000.00	07/11/24	117,645.01	0.74990	03/31/24	07/06/24	I/O
65	883100235	3,074,953.44	3,118,201.17	1,700,000.00	05/08/24	239,118.75	1.38010	09/30/23	04/06/24	237
75	695100313	2,027,659.33	2,042,019.31	3,560,000.00	05/29/14	248,671.23	1.58040	12/31/23	07/06/24	236
Totals		246,001,925.73	247,642,545.73	460,660,000.00		12,625,474.01

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	883100262	OF	NY	07/10/24	13

The Loan was transferred to the Special Servicer on 7/11/2024 for Maturity Default after the Borrower was unable to pay the Loan off at the 7/6/2024 Maturity Date. Per Borrower, the largest tenant NYC SCA school (30% NRA, 9/30/2026 LXD)

has gone dark. The tenant has continued to perform under its lease obligations. The collateral consists of 1MM SF office/school complex across 2 buildings located at 30-20 and 30-30 Thomson Ave in Queens, New York. The Property is

currently and has reported a YTD 03/24 NOI /DSCR of $5.9MM/2.19x. The Lender is in discussions with the Borrower for a potential maturity extension. The Lender will continue negotiations with the Borrower while reserving all rights to pursue

	enforcement action under the Loan Documents.
2	302360002	OF	NJ	07/05/24	11

The Loan was not paid off in full at maturity date (6-1-24). The Subject Property, 120 Mountain View Blvd is of 137,731 square feet, 4- stories, office building located at Basking Ridge, NJ 7920. The amenities include on-site cafeteria and 50 car sub terranean garage. The total no. of parking spaces is 500. The parking spaces are divided into 450 surface spaces and 50 garage. As of 6/30/2024, the property was 46.54% occupied. Occupancy decreased from 100% at YE 2022 and YE

	2021. Receiver is in place and L ender in moving towards completing the foreclosure.

7	302360007	OF	TX	12/20/17	1

The Loan was transferred to LNR on 12/21/2017 for imminent default due to tenancy issues after several of the Property's tenants, Williams Morgan, P.C. (20,141 SF), Docs On Demand, Inc. (10,260 SF), Focus Exploration, LLC (7,944 SF), and

Mattress Discounters (3,991sf), vacated the Property. The Property is a 218,689 SF, 11-story office building on a 3.33 acre site located in Houston, Texas. Per Ann YTD 06/2024, the Property reported 43.5% occupancy and an NOI/DSCR of

$415K/0.19x. The Loan entered into default as of the 11/6/2021 payment. The Lender and the Borrower were discussing a potential A/B modification however negotiations stalled after the Lender discovered two unpermitted transfers made by the Borrower. NOD and Guarantor Demand Letters were sent to the Borrower. The Lender will continue discussing a potential resolution with the Borrower to resolve the Borrower's defaults and recourse liability. Negotiations of the A/B modification agreement terms are being finalized and in process of being submitted to the Lender for approvals. Lender's counsel circulated revised A/B modification draft to Borrower's counsel for review.

10	302360010	MU	MI	08/14/24	13

The Loan was transferred to the Special Servicer on 8/14/2024 due to Maturity Default after the Borrower was unable to payoff the Loan by the 8/1/2024 Maturity Date. The collateral is a Class-B, 356,448 SF, mixed-use office building located in

Livonia MI (20 miles NW of Detroit). The Property is comprised of a 313K SF office building, 43K SF 10-screen theater, and a 4-story parking garage. The two largest tenants are AAA Life Insurance (81,730 SF, 12/31/29 LXP) and Schostak

Brothers & Co., Inc., (25,607 S F, 6/30/27 LXP). The Property is currently 54.6% occupied and reported annualized YTD 06/2024 NOI/DSCR of $1.8MM/0.92x. Local counsel was retained, and an NOD was sent to the Borrower. The Lender and the Borrower are in ongoing workout discussions as well as a potential joint marketing and sale of the Property with the Borrower's cooperation. The Lender is also dual tracking foreclosure proceedings while continuing workout discussions.

18	302360018	OF	NJ	06/12/24	2

The Loan was not paid off in full at maturity date (6-1-24). The Subject Property, 120 Mountain View Blvd is of 137,731 square feet, 4- stories, office building located at Basking Ridge, NJ 7920. The amenities include on-site cafeteria and 50 car sub terranean garage. The total no. of parking spaces is 500. The parking spaces are divided into 450 surface spaces and 50 garage. As of 6/30/2024, the property was 46.54% occupied. Occupancy decreased from 100% at YE 2022 and YE

	2021. Receiver is in place and L ender in moving towards completing the foreclosure.

22	883100255	MU	CA	06/07/24	13

Loan transferred SS for imminent default on 6/7/24 and maturity default on 7/6/24. Collateral is a Mixed-use, 4-story 29k SF office/retail in downtown San Francisco. Originally built in 1913 (2-story warehouse) completely renov. ('97-'02) including full seismic retrofit, ADA upgrades & modern mechanics. Property is vacant with a rooftop antenna lease. Borrower has marketed the property for sale and has chosen a buyer. Closing is anticipated to occur 4th quarter.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
65	883100235	RT	NY	01/29/24	13

Maturity default. The property was leased to a single tenant, Duane Reade. The lease had an expiration of 3/31/2024. Duane Reade vacated the space but had been paying contractual rents under their lease throughout term. Due to the tenant going dark, the loan is cash managed with cash trap in place. Lender has commenced foreclosure process while discussing workout strategies with the Borrower.

75	695100313	RT	IL	09/16/24	13

The loan transferred SS on 9/16/24 following the 7/6/24 maturity. Well Fargo granted two forbearance period of 30 days each as the borrower was working on a refinance and provided a terms sheet / LOI from BMO. The loan is secured by 9,649

SF shadow-anchor ed retail center located in Chicago, IL. The property is 100% occupied by 5 tenants as of 12/31/23. The WalMart closed on April 2023. Lender is monitoring the sale or refinance while discussing workout alternatives with

Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	883100266	128,482,470.20	4.43400%	74,227,310.59 4.43400%		9	12/11/20	04/06/20	01/11/21
5	883100268	0.00	4.70500%	0.00	4.70500%	8	08/12/20	05/06/20	01/11/21
Totals		128,482,470.20		74,227,310.59
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	883100266	09/15/23	74,320,620.55	203,000,000.00	0.00	0.00	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19	42.75%
15	302211016	10/17/22	16,918,512.13	7,500,000.00	7,881,326.18	1,809,617.22	7,881,326.18	6,071,708.96	10,846,803.17	0.00	0.00	10,846,803.17	54.23%
21	302360021	06/17/24	13,520,057.74	13,100,000.00	13,230,000.00	3,457,307.10	12,928,534.18	9,471,227.08	4,048,830.66	0.00	0.00	4,048,830.66	27.92%
31	695100324	08/17/22	8,869,874.87	8,200,000.00	8,072,353.28	1,764,450.60	8,072,353.28	6,307,902.68	2,561,972.19	0.00	526,180.70	2,035,791.49	20.25%
56	695100326	07/15/22	4,479,694.34	3,800,000.00	4,887,966.80	310,893.49	4,887,966.80	4,577,073.31	0.00	0.00	(10,968.16)	10,968.16	0.21%
73	695100325	09/15/23	2,271,397.66	2,000,000.00	1,196,932.16	773,739.65	1,196,932.16	423,192.51	1,848,205.15	0.00	48,369.76	1,799,835.39	66.66%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			120,380,157.29	237,600,000.00	35,268,578.42	8,116,008.06	34,967,112.60	26,851,104.54	51,369,258.36	0.00	563,582.30	50,805,676.06

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	883100266	09/15/23	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19
15	302211016	10/17/22	0.00	0.00	10,846,803.17	0.00	0.00	10,846,803.17	0.00	0.00	10,846,803.17
21	302360021	06/17/24	0.00	0.00	4,048,830.66	0.00	0.00	4,048,830.66	0.00	0.00	4,048,830.66
31	695100324	11/17/23	0.00	0.00	2,035,791.49	0.00	0.00	(12,491.98)	0.00	0.00	2,035,791.49
		10/17/23	0.00	0.00	2,048,283.47	0.00	0.00	224.34	0.00	0.00
		04/17/23	0.00	0.00	2,048,059.13	0.00	0.00	75.00	0.00	0.00
		01/18/23	0.00	0.00	2,047,984.13	0.00	0.00	(515,291.36)	0.00	0.00
		11/18/22	0.00	0.00	2,563,275.49	0.00	0.00	481.00	0.00	0.00
		10/17/22	0.00	0.00	2,562,794.49	0.00	0.00	822.30	0.00	0.00
		08/17/22	0.00	0.00	2,561,972.19	0.00	0.00	2,561,972.19	0.00	0.00
56	695100326	10/17/22	0.00	0.00	10,968.16	0.00	0.00	341.76	0.00	0.00	11,309.92
		07/25/22	0.00	0.00	0.00	0.00	0.00	10,968.16	0.00	0.00
73	695100325	08/16/24	0.00	0.00	1,799,835.39	0.00	0.00	(674.08)	0.00	0.00	1,799,835.39
		04/17/24	0.00	0.00	1,800,509.47	0.00	0.00	3,017.56	0.00	0.00
		12/15/23	0.00	0.00	1,797,491.91	0.00	0.00	(50,713.24)	0.00	0.00
		09/15/23	0.00	0.00	1,848,205.15	0.00	0.00	1,848,205.15	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	50,805,676.06	0.00	0.00	50,806,017.82	0.00	0.00	50,806,017.82

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	17,091.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	15,844.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	186.00	0.00
7	0.00	0.00	6,609.51	0.00	0.00	91,736.60	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,535.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	22,697.55	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	6,553.37	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	6,049.76	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	58,080.68	0.00	0.00	127,037.28	0.00	0.00	0.00	0.00	186.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		185,303.96

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28